Expense Example - Prospectus #3	Eaton Vance Floating-Rate Advantage Fund Advisers Class 1 Year	Eaton Vance Floating-Rate Advantage Fund Advisers Class 3 Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class 5 Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class 10 Years	Eaton Vance Floating-Rate Advantage Fund Class A 1 Year	Eaton Vance Floating-Rate Advantage Fund Class A 3 Years	Eaton Vance Floating-Rate Advantage Fund Class A 5 Years	Eaton Vance Floating-Rate Advantage Fund Class A 10 Years	Eaton Vance Floating-Rate Advantage Fund Class C 1 Year	Eaton Vance Floating-Rate Advantage Fund Class C 3 Years	Eaton Vance Floating-Rate Advantage Fund Class C 5 Years	Eaton Vance Floating-Rate Advantage Fund Class C 10 Years	Eaton Vance Floating-Rate Advantage Fund Class I 1 Year	Eaton Vance Floating-Rate Advantage Fund Class I 3 Years	Eaton Vance Floating-Rate Advantage Fund Class I 5 Years	Eaton Vance Floating-Rate Advantage Fund Class I 10 Years	Eaton Vance Floating-Rate Advantage Fund Class R6 1 Year	Eaton Vance Floating-Rate Advantage Fund Class R6 3 Years	Eaton Vance Floating-Rate Advantage Fund Class R6 5 Years	Eaton Vance Floating-Rate Advantage Fund Class R6 10 Years	Eaton Vance Floating-Rate Fund Advisers Class 1 Year	Eaton Vance Floating-Rate Fund Advisers Class 3 Years	Eaton Vance Floating-Rate Fund Advisers Class 5 Years	Eaton Vance Floating-Rate Fund Advisers Class 10 Years	Eaton Vance Floating-Rate Fund Class A 1 Year	Eaton Vance Floating-Rate Fund Class A 3 Years	Eaton Vance Floating-Rate Fund Class A 5 Years	Eaton Vance Floating-Rate Fund Class A 10 Years	Eaton Vance Floating-Rate Fund Class C 1 Year	Eaton Vance Floating-Rate Fund Class C 3 Years	Eaton Vance Floating-Rate Fund Class C 5 Years	Eaton Vance Floating-Rate Fund Class C 10 Years	Eaton Vance Floating-Rate Fund Class I 1 Year	Eaton Vance Floating-Rate Fund Class I 3 Years	Eaton Vance Floating-Rate Fund Class I 5 Years	Eaton Vance Floating-Rate Fund Class I 10 Years	Eaton Vance Floating-Rate Fund Class R6 1 Year	Eaton Vance Floating-Rate Fund Class R6 3 Years	Eaton Vance Floating-Rate Fund Class R6 5 Years	Eaton Vance Floating-Rate Fund Class R6 10 Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class 1 Year	Eaton Vance Floating-Rate & High Income Fund Advisers Class 3 Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class 5 Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class 10 Years	Eaton Vance Floating-Rate & High Income Fund Class A 1 Year	Eaton Vance Floating-Rate & High Income Fund Class A 3 Years	Eaton Vance Floating-Rate & High Income Fund Class A 5 Years	Eaton Vance Floating-Rate & High Income Fund Class A 10 Years	Eaton Vance Floating-Rate & High Income Fund Class C 1 Year	Eaton Vance Floating-Rate & High Income Fund Class C 3 Years	Eaton Vance Floating-Rate & High Income Fund Class C 5 Years	Eaton Vance Floating-Rate & High Income Fund Class C 10 Years	Eaton Vance Floating-Rate & High Income Fund Class I 1 Year	Eaton Vance Floating-Rate & High Income Fund Class I 3 Years	Eaton Vance Floating-Rate & High Income Fund Class I 5 Years	Eaton Vance Floating-Rate & High Income Fund Class I 10 Years	Eaton Vance Floating-Rate & High Income Fund Class R6 1 Year	Eaton Vance Floating-Rate & High Income Fund Class R6 3 Years	Eaton Vance Floating-Rate & High Income Fund Class R6 5 Years	Eaton Vance Floating-Rate & High Income Fund Class R6 10 Years
USD ($)	285	874	1,489	3,147	601	1,171	1,765	3,370	435	1,021	1,731	3,500	260	799	1,365	2,905	256	788	1,345	2,866	107	334	579	1,283	430	651	891	1,577	284	569	980	1,927	83	259	450	1,002	77	240	417	930	110	343	595	1,317	432	657	901	1,599	286	576	990	1,951	85	265	460	1,025	79	246	428	954